CONDENSED CONSOLIDATED BALANCE SHEET PARENTHETICALS (USD $)	Jun. 30, 2011	Mar. 31, 2011
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par or stated value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common Stock, shares issued	161,899,050	16,117,595
Common Stock, shares outstanding	161,899,050	16,117,595